Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Remaining lease term (up to)	16 years
Lease extension term	10 years
Operating lease right of use asset	$ 39,395	$ 45,970
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities
Operating lease, liability	$ 48,961	$ 55,777
Finance Lease, Liability, Statement of Financial Position [Extensible List]	Debt	Debt
Present value of lease liabilities	$ 125,810	$ 136,000